Earnings per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share
The following reflects the income and the share data used in the basic and diluted EPS computations:

	Years Ended December 31,
	2015	2014	2013
	(in thousands, except per share amounts)
Numerator:
Net income, basic and diluted	$126,230	$188,257	$25,502
Denominator:
Weighted-average number of common shares outstanding, basic	211,454	217,223	216,964
Effect of share-based compensation awards	103	153	457
Weighted-average number of common shares outstanding, diluted	211,557	217,376	217,421
Earnings per share:
Basic	$0.60	$0.87	$0.12
Diluted	$0.60	$0.87	$0.12

The following table presents the share effects of share-based compensation awards excluded from our computations of diluted EPS as their effect would have been anti-dilutive for the periods presented:

	Years Ended December 31,
	2015	2014	2013
	(in thousands)
Share-based compensation awards	8,891	6,196	5,817